Investments: Unrealized Gain (Loss) on Investments (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net unrealized investment gains included in AOCI	$ (323)	$ (225)	$ 222
Debt Securities
Net unrealized investment gains included in AOCI	(498)	(347)	340
DeferredIncomeTaxesMember
Net unrealized investment gains included in AOCI	$ 175	$ 122	$ (118)